RELATED PARTY BALANCES AND TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 6	-	RELATED PARTY BALANCES AND TRANSACTIONS

During 2020 and 2021, and the nine months ended on September 30, 2022, the founder of Manuka Ltd., Mr. Shimon Citron, a director, Chief Executive Officer and a major stockholder, provided the Company with several loans at an aggregate amount of $233 thousand as of September 30, 2022. The loans bear no interest and are linked to the Israeli Consumer Prices Index (“CPI”). The repayment date has not been determined.

The Company considered whether the loans it received from its major stockholder are beneficial and hence such benefit should be recorded in capital reserve from the transaction with a related party.

The Company estimated the value of the benefit as the difference between the interest rate stipulated in the contract and the interest rate commensurate with such loans expected in an arms-length transaction (inclusive adjustment to the size of the loan and the fact that it is unsecured, which the Company’s management considers being the best estimate of the Company’s interest rate close to the date of receiving loans from a stockholders). Accordingly, as a result of the fact that the stockholder’s loan bears no interest and with no maturity date, the benefit is determined each year at the beginning of the year, as the discount of the loans at the effective interest rate (determined above) determined to be approximately 8.85%. The benefit for the nine months ended September 30, 2022 and 2021 were $16 and $8 in thousands, respectively.

A. Balances with related parties:

(USD in thousands)	September 30,	December 31,
	2 0 2 2	2 0 2 1

Long-term Loan from a related party	233	239
Trade accounts payable (*)	303	-

B. Transactions with related parties (unaudited):

(USD in thousands)	Nine Months ended September 30
	2 0 2 2	2 0 2 1

Management fees to a major stockholder	34	34
Sales and marketing (*)	294	-
Interest on loans from a major stockholder	16	8
Stockholder’s Salaries	66	-

(*) refer to marketing services provided by one of the Company’s stockholders.

NOTE 9	-	RELATED PARTY BALANCES AND TRANSACTIONS

During the period from March 22, (inception) to December 31, 2020 and the year ended December 31, 2021 the founder of the Company and major stockholder provided the Company with several loans at an aggregate amount of $239 thousands as of December 31, 2021. The loans bear no interest and are linked to the Israeli Consumer Prices Index (“CPI”). The repayment date has not been determined.

The Company considered whether the loans the Company received is beneficial and hence such benefit should be recorded in capital reserve from the transaction with a major stockholder.

The Company estimated the value of the benefit as the difference between the interest rate stipulated in the contract and the interest rate commensurate with such loans expected in an arms-length transaction (inclusive adjustment to the size of the loan and the fact that it is unsecured, which the Company's management considers being the best estimate of the Company’s interest rate close to the date of receiving loans from the shareholders). Accordingly, as a result of the fact that loans bear no interest and with no maturity date, the benefit is determined each year at the beginning of the year, as the discount of the loans at the effective interest rate (determined above) determined to be approximately 8.85%. The benefit for the period from March 22, (Inception) to December 31 2020 and the year ended December 31, 2021, were US$2 thousands and US$13 thousands respectively. Changes due to CPI are recognized in earnings.

a.	Balances with a related party:

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Long-term loans from a major stockholder	239	62

b.	Transactions with a related party:

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Management fees to a major stockholder	49	-

Interest on long-term loans from a major stockholder (reflected in stockholders’ equity)	13	2